UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

414-516-1645

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a)

Vest 10 Year Interest Rate Hedge ETF
RYSE (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Vest 10 Year Interest Rate Hedge ETF for the period of November 1, 2023, to October 31, 2024.  You can find additional information about the Fund at https://www.vestfin.com/etfs/RYSE-10-year-interest-rate-hedge-etf. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vest 10 Year Interest Rate Hedge ETF	$80	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
This discussion is for the Vest 10 Year Interest Rate Hedge ETF (the “Fund”) for the one year period ending October 31, 2024 (the “current fiscal period”). The Fund seeks to provide a hedge against, and generate capital appreciation from, rising 10-year interest rates.
The Fund is an actively managed exchange-traded fund (“ETF”) whose portfolio is constructed with the aim of delivering positive returns, before any fees and expenses, when the 10-year interest rate (the “10-Year Rate”) rises. The Fund is expected to experience losses when the 10-Year Rate falls. The 10-Year Rate is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities compounded over a period of 10 years. To achieve its investment objective of hedging against increases in the 10-Year Rate, the Fund may invest in various derivatives (including futures, options, interest rate swaps, and swaptions). The Fund may take long positions in interest rate swaps to seek to benefit from rising interest rates. The Fund may also invest in ETFs that invest in U.S. Treasury bills or option contracts linked to ETFs that primarily invest in U.S. Treasury securities to implement the Fund’s hedging strategy. The Fund invests in U.S. Treasury bills as collateral for the Fund’s derivatives transactions.
During the current fiscal period, the Fund generally held a portfolio of swaptions on the 10-Year Rate and Treasury Bills.
For the current fiscal period, the Fund’s net asset value (“NAV”) performance was -11.35%. This fund performance can be attributed to the following factors:
1. Performance attributed to the Swaption Contracts: The impact of the Swaption holdings was approximately -15.81%.
2. Performance attributed to the Treasury Bills: The impact of the Treasury Bill holdings was approximately 5.31%.
3. Expense Ratio: The impact of the annualized expense ratio of 0.85%, prorated for the current fiscal period, was approximately -0.85%.
For comparison purposes, the performance for the current fiscal period for the ICE U.S. Treasury 20+ Year Bond Index was 15.21%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Vest 10 Year Interest Rate Hedge ETF	PAGE 1	TSR-AR-26922B659

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/02/2023)
Vest 10 Year Interest Rate Hedge ETF NAV	-11.35	10.65
Bloomberg U.S. Aggregate Bond Index	10.55	1.99
ICE US Treasury 20+ Year Bond Total Return Index	15.21	-5.24
Visit https://www.vestfin.com/etfs/RYSE-10-year-interest-rate-hedge-etf for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$2,332,606
Number of Holdings	3
Net Advisory Fee	$45,009
Portfolio Turnover	0%
30-Day SEC Yield	1.62%
30-Day SEC Yield Unsubsidized	1.62%
Visit https://www.vestfin.com/etfs/RYSE-10-year-interest-rate-hedge-etf for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top Holdings	(% of Net Assets)
First American Treasury Obligations Fund	66.8%
Payer Swaption 2.53335% 12/31/24	22.5%
Payer Swaption 3.95335% 12/31/24	-2.3%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%
Fund Name Change:
On January 2, 2024, the Fund’s name changed from Cboe Vest 10 Year Interest Rate Hedge ETF to Vest 10 Year Interest Rate Hedge ETF. This was a change in name only; the Fund’s objective and principal investment strategy remained the same.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.vestfin.com/etfs/RYSE-10-year-interest-rate-hedge-etf.
Vest 10 Year Interest Rate Hedge ETF	PAGE 2	TSR-AR-26922B659

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Vest Financial LLC documents not be householded, please contact Vest Financial LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Vest Financial LLC or your financial intermediary.
Vest 10 Year Interest Rate Hedge ETF	PAGE 3	TSR-AR-26922B659

Vest 2 Year Interest Rate Hedge ETF
HYKE (Principal U.S. Listing Exchange: CBOE)
Annual Shareholder Report | October 31, 2024
This annual shareholder report contains important information about the Vest 2 Year Interest Rate Hedge ETF for the period of January 10, 2024, to October 31, 2024.  You can find additional information about the Fund at https://www.vestfin.com/etfs/HYKE-2-year-interest-rate-hedge-etf. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vest 2 Year Interest Rate Hedge ETF	$70	0.85%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
This discussion is for the Vest 2 Year Interest Rate Hedge ETF (the “Fund”) for the period from fund inception (January 10, 2024) through October 31, 2024 (the “current fiscal period”). The Fund seeks to provide a hedge against, and generate capital appreciation from, rising 2-year interest rates.
The Fund is an actively managed exchange-traded fund (“ETF”) whose portfolio is constructed with the aim of delivering positive returns, before any fees and expenses, when the 2-year interest rate (the “2-Year Rate”) rises. The Fund is expected to experience losses when the 2-Year Rate falls. The 2-Year Rate is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities compounded over a period of 2 years. To achieve its investment objective of hedging against increases in the 2-Year Rate, the Fund may invest in various derivatives (including futures, options, interest rate swaps, and swaptions). The Fund may take long positions in interest rate swaps to seek to benefit from rising interest rates. The Fund may also invest in ETFs that invest in U.S. Treasury bills or option contracts linked to ETFs that primarily invest in U.S. Treasury securities to implement the Fund’s hedging strategy. The Fund invests in U.S. Treasury bills as collateral for the Fund’s derivatives transactions.
During the current fiscal period, the Fund generally held a portfolio of swaptions on the 2-Year Rate and Treasury Bills.
For the current fiscal period, the Fund’s net asset value (“NAV”) performance was 5.16%. This fund performance can be attributed to the following factors:
1. Performance attributed to the Swaption Contracts: The impact of the Swaption holdings was approximately 1.61%.
2. Performance attributed to the Treasury Bills: The impact of the Treasury Bill holdings was approximately 4.24%.
3. Expense Ratio: The impact of the annualized expense ratio of 0.85%, prorated for the current fiscal period, was approximately -0.69%.
For comparison purposes, the performance for the current fiscal period for the ICE U.S. Treasury 1-3 Year Bond Index was 3.57%.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Vest 2 Year Interest Rate Hedge ETF	PAGE 1	TSR-AR-26922B584

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (01/10/2024)
Vest 2 Year Interest Rate Hedge ETF NAV	5.16
Bloomberg U.S. Aggregate Bond Index	2.82
ICE U.S. Treasury 1-3 Year Bond Total Return Index	3.57
Visit https://www.vestfin.com/etfs/HYKE-2-year-interest-rate-hedge-etf for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,293,510
Number of Holdings	3
Net Advisory Fee	$6,747
Portfolio Turnover	0%
30-Day SEC Yield	0.73%
30-Day SEC Yield Unsubsidized	0.73%
Visit https://www.vestfin.com/etfs/HYKE-2-year-interest-rate-hedge-etf for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of October 31, 2024)

Top Holdings	(% of Net Assets)
First American Treasury Obligations Fund	31.9%
Payer Swaption 2.199% 12/31/24	30.3%
Payer Swaption 3.849% 12/31/24	-4.0%

Top Sectors	(% of Net Assets)
Cash & Other	100.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.vestfin.com/etfs/HYKE-2-year-interest-rate-hedge-etf.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Vest Financial LLC documents not be householded, please contact Vest Financial LLC at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Vest Financial LLC or your financial intermediary.
Vest 2 Year Interest Rate Hedge ETF	PAGE 2	TSR-AR-26922B584

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 10/31/2024	FYE 10/31/2023
(a) Audit Fees	$ 33,000	$ 16,000
(b) Audit-Related Fees	$ 0	$ 0
(c) Tax Fees	$ 7,000	$ 3,500
(d) All Other Fees	$ 0	$ 0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 10/31/2024	FYE 10/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 10/31/2024	FYE 10/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

VEST ETFs
Vest 10 Year Interest Rate Hedge ETF (RYSE)
Vest 2 Year Interest Rate Hedge ETF (HYKE)
Annual Financial Statements and Additional Information
October 31, 2024

Vest 10 Year Interest Rate Hedge ETF
Schedule of Investments
October 31, 2024

	Notional Amount	Value
PURCHASED OPTIONS - 22.5%
Interest Rate Swaptions - 22.5%
10-Year Interest Rate Swap, Counterparty: Goldman Sachs, Receive 12-Month SOFR US; Expiration: 12/31/2024; Exercise Rate: 2.53%	$ 5,191,503	$ 525,396
TOTAL PURCHASED OPTIONS (Cost $333,000)		525,396

	Shares
SHORT-TERM INVESTMENTS - 66.8%
Money Market Funds - 66.8%
First American Treasury Obligations Fund - Class X, 4.74%(a)(b)	1,557,545	1,557,545
TOTAL SHORT-TERM INVESTMENTS (Cost $1,557,545)		1,557,545
TOTAL INVESTMENTS - 89.3% (Cost $1,890,545)		$2,082,941
Other Assets in Excess of Liabilities - 10.7%		249,665
TOTAL NET ASSETS - 100.0%		$ 2,332,606

Percentages are stated as a percent of net assets.
SOFR Secured Overnight Financing Rate.
(a)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

1

Vest 10 Year Interest Rate Hedge ETF
Schedule of Written Options
October 31, 2024

	Notional Amount	Value
WRITTEN OPTIONS - (2.3)%
Interest Rate Swaptions - (2.3)%
10-Year Interest Rate Swap, Counterparty: Goldman Sachs, Pay 12-Month SOFR US; Expiration: 12/31/2024; Exercise Rate: 3.95%	$(5,191,503)	$(53,488)
TOTAL WRITTEN OPTIONS (Premiums received $4,897)		$(53,488)

Percentages are stated as a percent of net assets.
SOFR Secured Overnight Financing Rate.
The accompanying notes are an integral part of these financial statements.

2

Vest 2 Year Interest Rate Hedge ETF
Schedule of Investments
October 31, 2024

	Notional Amount	Value
PURCHASED OPTIONS - 30.3%
Interest Rate Swaptions - 30.3%
2-Year Interest Rate Swap, Counterparty: Barclays Capital, Inc., Receive 12-Month SOFR US; Expiration: 12/31/2024; Exercise Rate: 2.20%	$ 12,478,173	$392,177
TOTAL PURCHASED OPTIONS (Cost $243,000)		392,177

	Shares
SHORT-TERM INVESTMENTS - 31.9%
Money Market Funds - 31.9%
First American Treasury Obligations Fund - Class X, 4.74%(a)(b)	412,168	412,168
TOTAL SHORT-TERM INVESTMENTS (Cost $412,168)		412,168
TOTAL INVESTMENTS - 62.2% (Cost $655,168)		$804,345
Other Assets in Excess of Liabilities - 37.8%		489,165
TOTAL NET ASSETS - 100.0%		$1,293,510

Percentages are stated as a percent of net assets.
SOFR Secured Overnight Financing Rate.
(a)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

3

Vest 2 Year Interest Rate Hedge ETF
Schedule of Written Options
October 31, 2024

	Notional Amount	Value
WRITTEN OPTIONS - (4.0)%
Interest Rate Swaptions - (4.0)%
2-Year Interest Rate Swap, Counterparty: Barclays Capital, Inc., Pay 12-Month SOFR US; Expiration: 12/31/2024; Exercise Rate: 3.85%	$(12,478,173)	$(51,622)
TOTAL WRITTEN OPTIONS (Premiums received $4,667)		$(51,622)

Percentages are stated as a percent of net assets.
SOFR Secured Overnight Financing Rate.
The accompanying notes are an integral part of these financial statements.

4

Vest ETFs
Statements of Assets and Liabilities
October 31, 2024

	Vest 10 Year Interest Rate Hedge ETF	Vest 2 Year Interest Rate Hedge ETF
ASSETS:
Investments, at value	$2,082,941	$804,345
Cash held as collateral for written options	300,000	540,000
Interest receivable	4,792	1,692
Total assets	2,387,733	1,346,037
LIABILITIES:
Written option contracts, at value	53,488	51,622
Payable to adviser	1,639	905
Total liabilities	55,127	52,527
NET ASSETS	$2,332,606	$1,293,510
NET ASSETS CONSISTS OF:
Paid-in capital	$3,620,031	$1,356,267
Total accumulated losses	(1,287,425)	(62,757)
Total net assets	$2,332,606	$1,293,510
Net assets	$2,332,606	$1,293,510
Shares issued and outstanding	100,000	50,000
Net asset value per share	$23.33	$25.87
Cost:
Investments, at cost	$1,890,545	$655,168
PROCEEDS:
Written options premium	$4,897	$4,667

The accompanying notes are an integral part of these financial statements.

5

Vest ETFs
Statements of Operations
For the Period Ended October 31, 2024

	Vest 10 Year Interest Rate Hedge ETF	Vest 2 Year Interest Rate Hedge ETF(a)
INVESTMENT INCOME:
Interest income	$184,824	$24,760
Total investment income	184,824	24,760
EXPENSES:
Investment advisory fee	45,009	6,747
Total expenses	45,009	6,747
NET INVESTMENT INCOME	139,815	18,013
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(1,592,063)	(175,507)
Written option contracts expired or closed	157,577	9,408
Net realized gain (loss)	(1,434,486)	(166,099)
Net change in unrealized appreciation (depreciation) on:
Investments	(114,469)	149,177
Written option contracts	7,260	(46,955)
Net change in unrealized appreciation (depreciation)	(107,209)	102,222
Net realized and unrealized gain (loss) on investments	(1,541,695)	(63,877)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,401,880)	$(45,864)

(a)	Inception date of the Fund was January 10, 2024.
The accompanying notes are an integral part of these financial statements.

6

Vest ETFs
Statements of Changes in Net Assets

	Vest 10 Year Interest Rate Hedge ETF		Vest 2 Year Interest Rate Hedge ETF
	Year Ended October 31, 2024	Period Ended October 31, 2023(a)	Period Ended October 31, 2024(b)
OPERATIONS:
Net investment income	$139,815	$117,981	$18,013
Net realized gain/(loss)	(1,434,486)	942,009	(166,099)
Net change in unrealized appreciation/(depreciation)	(107,209)	251,014	102,222
Net increase/(decrease) in net assets from operations	(1,401,880)	1,311,004	(45,864)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(1,099,652)	(96,897)	(16,893)
Total distributions to shareholders	(1,099,652)	(96,897)	(16,893)
CAPITAL TRANSACTIONS:
Subscriptions	6,984,698	6,737,933	1,351,133
Redemptions	(8,782,658)	(1,377,260)	—
ETF transaction fees (See Note 8)	37,842	19,476	5,134
Net increase (decrease) in net assets from capital transactions	(1,760,118)	5,380,149	1,356,267
NET INCREASE (DECREASE) IN NET ASSETS	(4,261,650)	6,594,256	1,293,510
NET ASSETS:
Beginning of the period	6,594,256	—	—
End of the period	$2,332,606	$6,594,256	$1,293,510
	Shares	Shares	Shares
SHARES TRANSACTIONS
Subscriptions	275,000	250,000	50,000
Redemptions	(375,000)	(50,000)	—
Total increase in shares outstanding	(100,000)	200,000	50,000

(a)	Inception date of the Fund was February 2, 2023.
(b)	Inception date of the Fund was January 10, 2024.
The accompanying notes are an integral part of these financial statements.

7

Vest 10 Year Interest Rate Hedge ETF
Financial Highlights

	Year Ended October 31,
	2024	2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$32.97	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.66	0.80
Net realized and unrealized gain (loss) on investments(f)	(4.95)	7.62
Total from investment operations	(4.29)	8.42
LESS DISTRIBUTIONS FROM:
Net investment income	(0.82)	(0.58)
Net realized gains	(4.71)	—
Total distributions	(5.53)	(0.58)
ETF transaction fees per share (See Note 8)(b)	0.18	0.13
Net asset value, end of period	$23.33	$32.97
TOTAL RETURN(c)	−11.35%	34.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,333	$6,594
Ratio of expenses to average net assets(d)	0.85%	0.85%
Ratio of net investment income to average net assets(d)	2.64%	3.73%
Portfolio turnover rate(c)(e)	0%	0%

(a)	Inception date of the Fund was February 2, 2023.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
Net realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

8

Vest 2 Year Interest Rate Hedge ETF
Financial Highlights

Period Ended October 31, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.49
Net realized and unrealized gain on investments(f)	0.67
Total from investment operations	1.16
LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)
Total distributions	(0.43)
ETF transaction fees per share (See Note 8)(b)	0.14
Net asset value, end of period	$25.87
TOTAL RETURN(c)	5.16%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,294
Ratio of expenses to average net assets(d)	0.85%
Ratio of net investment income to average net assets(d)	2.27%
Portfolio turnover rate(c)(e)	0%

(a)	Inception date of the Fund was January 10, 2024.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)
Net realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the year.

The accompanying notes are an integral part of these financial statements.

9

Vest ETFs
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2024
NOTE 1 – ORGANIZATION
Vest 10 Year Interest Rate Hedge ETF and Vest 2 Year Interest Rate Hedge ETF (individually, each a “Fund” or collectively the “Funds”) are each a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).
The investment objective of Vest 10 Year Interest Rate Hedge ETF is to seek to provide a hedge against, and generate capital appreciation from, rising 10-year interest rates. The investment objective of Vest 2 Year Interest Rate Hedge ETF is to seek to provide a hedge against, and generate capital appreciation from, rising 2-year interest rates. Vest 10 Year Interest Rate Hedge ETF commenced operations on February 2, 2023, and Vest 2 Year Interest Rate Hedge ETF commenced operations on January 10, 2024.
The end of the reporting period for the Funds is October 31, 2024, and the period covered by these Notes to Financial Statements is the fiscal year from November 1, 2023 to October 31, 2024 for Vest 10 Year Interest Rate Hedge ETF and the period from January 10, 2024 to October 31, 2024 for Vest 2 Year Interest Rate Hedge ETF (each, respectively, the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and the Nasdaq Capital Market Exchange® (collectively, “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Swap and swaption contracts, such as credit default, total return, interest rate, and currency, are priced by an approved independent pricing service. The independent pricing service includes observable market data inputs in an evaluated valuation methodology.
Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security

10

Vest ETFs
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2024(Continued)
is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from NAV that would be calculated without regard to such considerations.
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Vest 10 Year Interest Rate Hedge ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$525,396	$—	$525,396
Money Market Funds	1,557,545	—	—	1,557,545
Total Investments	$1,557,545	$525,396	$—	$2,082,941
Liabilities:
Investments:
Written Options	$—	$(53,488)	$—	$(53,488)
Total Investments	$—	$(53,488)	$—	$(53,488)

Refer to the Schedule of Investments and Scheule of Written Options for further disaggregation of investment categories.

11

Vest ETFs
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2024(Continued)
Vest 2 Year Interest Rate Hedge ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$—	$392,177	$—	$392,177
Money Market Funds	412,168	—	—	412,168
Total Investments	$412,168	$ 392,177	$—	$804,345
Liabilities:
Investments:
Written Options	$—	$(51,622)	$—	$(51,622)
Total Investments	$—	$(51,622)	$ —	$(51,622)

Refer to the Schedule of Investments and Schedule of Written options for further disaggregation of investment categories.
During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.
B.
Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and applicable state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax provisions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at the fair value of the security received. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income, if any, are declared and paid quarterly and distributions from net realized gains on securities, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued

12

Vest ETFs
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2024(Continued)
expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of each Fund is equal to each Fund’s NAV per share.
G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

H.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These classifications have no effect on net assets or NAV per share and, if any, are primarily due to differing book and tax treatments for in-kind transactions. For the current fiscal period, there were no permanent differences.

I.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

NOTE 3 – ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS
Interest rate swaps are contracts where one party “swaps” one type of cash flow for a different type of cash flow. The Funds will generally enter into interest rate swaps that exchange fixed-rate payments for floating-rate payments, with interest paid at fixed intervals (e.g., quarterly or semi-annually) or on the expiration date. The Funds will primarily utilize interest rate swaps tied to the 10-Year or 2-Year Rate, respectively, that are intended to increase in value when the actual or expected 10-Year or 2-Year Rate exceeds the fixed rate referenced in those swaps. Interest rate swaps are derivative instruments that trade over the counter, which means they trade in a broker-dealer network, as opposed to on a centralized exchange.
Interest rate swaptions are options that give a party the right, but not the obligation, to enter into an interest rate swap at some designated future time on specified terms. An interest rate payer swaption is a swaption where the Fund has the right, but not the obligation, to enter into a swap where the Fund pays a fixed interest rate and receives a floating interest rate. An interest rate receiver swaption is a swaption where the Fund has the right, but not the obligation, to enter into a swap where the Fund receives a fixed interest rate and pays a floating interest rate.
The effect of derivative instruments on the Statement of Assets and Liabilities for the current fiscal period, is as follows:

		Asset Derivatives
Fund	Derivatives Investment Type	Statement of Assets and Liabilities Location	Value
Vest 10 Year Interest Rate Hedge ETF	Purchased Options – Interest Rate Swaptions	Investments in securities, at value	$525,396
Vest 2 Year Interest Rate Hedge ETF	Purchased Options – Interest Rate Swaptions	Investments in securities, at value	392,177

		Liability Derivatives
Fund	Derivatives Investment Type	Statement of Assets and Liabilities Location	Value
Vest 10 Year Interest Rate Hedge ETF	Written Options – Interest Rate Swaptions	Written Options, at value	$(53,488)
Vest 2 Year Interest Rate Hedge ETF	Written Options – Interest Rate Swaptions	Written Options, at value	(51,622)

13

Vest ETFs
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2024(Continued)
The effect of derivative instruments on the Statement of Operations for the current fiscal period was as follows:

Fund	Derivatives Not Accounted for as Hedging Instruments	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Vest 10 Year Interest Rate Hedge ETF	Purchased Options - Interest Rate Swaptions	$(1,591,929)*	$(114,469)**
Vest 10 Year Interest Rate Hedge ETF	Written Options - Interest Rate Swaptions	157,577	7,260
Vest 2 Year Interest Rate Hedge ETF	Purchased Options - Interest Rate Swaptions	(175,506)*	149,177**
Vest 2 Year Interest Rate Hedge ETF	Written Options - Interest Rate Swaptions	9,408	(46,955)

*	Included in net realized gain (loss) on investments as reported on the Statement of Operations.
**	Included in net change in unrealized appreciation (depreciation) on investments as reported in the Statements of Operations.
The average monthly market values of outstanding purchased and written options during the current fiscal period were as follows:

Purchased Options	Average Value
Vest 10 Year Interest Rate Hedge ETF	$834,739
Vest 2 Year Interest Rate Hedge ETF	211,046

Written Options	Average Value
Vest 10 Year Interest Rate Hedge ETF	$(25,907)
Vest 2 Year Interest Rate Hedge ETF	(11,217)

OFFSETTING ASSETS AND LIABILITIES
During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis.
The following table provides a summary of offsetting financial assets and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of the end of the current fiscal period.
Vest 10 Year Interest Rate Hedged ETF

Description/Counterparty	Gross Amount of Recognized Assets/Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount Presented in the Statement of Assets and Liabilities	Gross Amount not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received/Pledged
Assets
Interest Rate Swaptions
Goldman Sachs	$525,396	$ —	$525,396	$(53,488)	$ —	$471,908
Liabilities
Interest Rate Swaptions
Goldman Sachs	(53,488)	—	(53,488)	$53,488	$—	—

14

Vest ETFs
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2024(Continued)
Vest 2 Year Interest Rate Hedged ETF

Description/Counterparty	Gross Amount of Recognized Assets/Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amount Presented in the Statement of Assets and Liabilities	Gross Amount not offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received/Pledged
Assets
Interest Rate Swaptions
Barclays Capital, Inc.	$392,177	$ —	$392,177	$(51,622)	$—	$340,555
Liabilities
Interest Rate Swaptions
Barclays Capital, Inc.	(51,622)	—	(51,622)	$51,622	$ —	—

NOTE 5 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Vest Financial LLC (“the Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For the services it provides to the Funds, the Funds each pay the Adviser a unified management fee, which is calculated daily and paid monthly, at an annual rate of 0.85% of each Fund’s average daily net assets.
U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 6 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, there were no purchases and sales of securities by the Funds, excluding short-term securities, derivatives, and in-kind transactions.
During the current fiscal period, there were no purchases or sales of long-term U.S. Government securities by the Funds. The Funds held U.S. Treasury Bills during the current fiscal period which are considered short-term securities.
During the current fiscal period, there were no in-kind transactions associated with creations and redemptions.

15

Vest ETFs
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2024(Continued)
NOTE 7 – INCOME TAX INFORMATION
The components of distributable earnings (accumulated deficit) and cost basis of investments and net unrealized appreciation (depreciation) for federal income tax purposes at October 31, 2024, were as follows:

	Vest 10 Year Interest Rate Hedge ETF	Vest 2 Year Interest Rate Hedge ETF
Tax cost of investments	$1,890,545	$655,168
Gross tax unrealized appreciation	$192,396	$149,177
Gross tax unrealized depreciation	—	—
Net tax unrealized appreciation (depreciation)	192,396	149,177
Undistributed ordinary income	3,256	1,120
Undistributed long-term capital gain	—	—
Other accumulated gain (loss)	(1,483,077)	(213,054)
Distributable earnings (accumulated deficit)	$(1,287,425)	$(62,757)

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’ taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2024, the Funds did not elect to defer any post-October losses or late-year ordinary losses.
As of October 31, 2024, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Vest 10 Year Interest Rate Hedge ETF	$1,434,486	$ —
Vest 2 Year Interest Rate Hedge ETF	166,099	—

The tax character of distributions paid by the Funds during the fiscal year/period ended October 31, 2024 and the period ended October 31, 2023 were as follows:

	Ordinary Income
	Year/Period Ended October 31, 2024	Period Ended October 31, 2023
Vest 10 Year Interest Rate Hedge ETF	$1,099,652	$96,897
Vest 2 Year Interest Rate Hedge ETF	16,893	N/A

NOTE 8 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (“Cboe”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the

16

Vest ETFs
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2024(Continued)
creation or redemption of Creation Units. The standard fixed creation and redemption transaction fee for the Funds is $300 payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Funds, if any, are displayed in the Capital Share Transactions section of the Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
NOTE 9 – PRINCIPAL RISKS
Swaptions Risk. A swaption is an option contract that gives the holder the right (but not the obligation) to enter into a swap at a predetermined rate at expiration in exchange for a premium payment. Swaptions enable the Funds to purchase exposure that is significantly greater than the premium paid. Consequently, the value of swaptions can be volatile, and a small investment in swaptions can have a large impact on the performance of the Funds. The Funds risk losing all or part of the cash paid (premium) for purchasing swaptions. Additionally, the value of the option may be lost if the Fund fails to exercise such option at or prior to its expiration. When the Funds write (sell) a swaption, there is a risk that the option will be exercised by the purchaser when the market value of the underlying interest rate swap changes unfavorably with respect to the Fund. The Funds’ loss may exceed the option premium received by the Fund.
Counterparty Risk. The risk of loss to the Funds for derivative transactions (such as interest rate swaps or swaptions) that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If a derivative instrument involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the transaction will default on its contractual delivery obligations. A counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty or its affiliate becomes insolvent, bankrupt or defaults on its payment obligations to the Funds, the value of an investment held by the Funds may decline. Additionally, if any collateral posted by the counterparty for the benefit of the Funds is insufficient or there are delays in the Funds’ ability to access such collateral, the Funds may not be able to achieve their investment objectives.
NOTE 10 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the Investment Company Act of 1940. As of the end of the current fiscal period, ownership by the Adviser was as follows:

Fund	Shares Owned	Percentage of Total Shares Outstanding
Vest 10 Year Interest Rate Hedge ETF	25,000	25.00%
Vest 2 Year Interest Rate Hedge ETF	24,800	49.60%

17

Vest ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Vest ETFs and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments and written options, of Vest ETFs comprising the funds listed below (the “Funds”), each a series of ETF Series Solutions, as of October 31, 2024, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2024, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Vest 10 Year Interest Rate Hedge ETF (formerly Cboe Vest 10 Year Interest Rate Hedge ETF)	For the year ended October 31, 2024	For the year ended October 31, 2024, and for the period from February 2, 2023 (commencement of operations) to October 31, 2023
Vest 2 Year Interest Rate Hedge ETF	For the period from January 10, 2024 (commencement of operations) to October 31, 2024

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Vest Financial, LLC since 2016.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
December 23, 2024

18

VEST ETFs
APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS (Unaudited)
Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 9-10, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) approved the continuance of the Investment Advisory Agreement (the “Advisory Agreement”) between Vest Financial LLC (the “Adviser”) and the Trust, on behalf of Vest 10 Year Interest Rate Hedge ETF (the “Fund”).
Prior to the Meeting, the Board, including the Trustees who are not parties to the Advisory Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials (the “Materials”), including information from the Adviser regarding, among other things: (i) the nature, extent, and quality of the services provided to the Fund by the Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services provided and the profits realized by the Adviser or its affiliates from services rendered to the Fund; (iv) comparative performance, fee, and expense data for the Fund and other investment companies with similar investment objectives, including a report prepared by Barrington Partners, an independent third party, that compares the Fund’s investment performance, fees and expenses to relevant market benchmarks and peer groups (the “Barrington Report”); (v) the extent to which any economies of scale realized by the Adviser in connection with its services to the Fund are shared with Fund shareholders; (vi) any other financial benefits to the Adviser and its affiliates resulting from services rendered to the Fund; and (vii) other factors the Board deemed to be relevant.
The Board also considered that the Adviser, along with other Fund service providers, had provided written and oral updates on the firm over the course of the year with respect to its role as investment adviser to the Fund as well as other series of the Trust, including the Vest 2 Year Interest Rate Hedge ETF. The Board considered that information alongside the Materials in its consideration of whether the Advisory Agreement should be continued. Additionally, Adviser representatives provided an oral overview of the Fund’s strategy, the services provided to the Fund by the Adviser, and additional information about the Adviser’s personnel and business operations. The Board then discussed the Materials and the Adviser’s oral presentation, as well as any other relevant information received by the Board at the Meeting and at prior meetings, and deliberated, in light of this information, on the approval of the continuation of the Advisory Agreement.
Approval of the Continuation of the Advisory Agreement with the Adviser
Nature, Extent, and Quality of Services Provided. The Trustees considered the scope of services provided under the Advisory Agreement, noting that the Adviser had provided and would continue to provide investment management services to the Fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer (“CCO”) regarding the CCO’s review of the Adviser’s compliance program. The Board also considered its previous experience with the Adviser providing investment management services to the Fund as well as other series of the Trust. The Board noted that it had received a copy of the Adviser’s registration form and financial statements, as well as the Adviser’s response to a detailed series of questions that included, among other things, information about the Adviser’s decision-making process, the background and experience of the firm’s key personnel, and the firm’s compliance policies, marketing practices, and brokerage information.
The Board also considered other services provided by the Adviser to the Fund, including the day-to-day management of the Fund’s portfolio, monitoring the Fund’s adherence to its investment restrictions and its compliance with the Fund’s policies and procedures and applicable securities regulations, as well as monitoring the extent to which the Fund achieves its investment objective as an actively managed fund. In particular, the Board considered the Adviser’s services in light of the Fund’s unique strategy to invest in various derivatives to hedge against a rise in the 10-year interest rate while also using long and/or short positions in interest rate payer or receiver swaptions to limit losses and gains.
Historical Performance. The Trustees next considered the Fund’s performance. The Board noted that, for each of the one-year and since inception periods ended June 30, 2024, the Fund’s performance on a gross of fees basis (i.e., excluding the effect of fees and expenses on Fund performance) significantly outperformed its broad-based benchmark, the ICE U.S. Treasury 20+ Year Total Return Index. The Board noted, however, that the benchmark tracks the performance of U.S. Treasuries with twenty years or more remaining until final maturity, whereas the Fund seeks to provide a hedge against, and generate capital appreciation from, rising 10-year interest rates.
The Board observed that additional information regarding the Fund’s past investment performance for periods ended June 30, 2024, had been included in the Materials, including the Barrington Report, which compared the Fund’s

19

VEST ETFs
APPROVAL OF ADVISORY AGREEMENT AND BOARD CONSIDERATIONS (Unaudited)(Continued)
performance results with the returns of a group of (i) ETFs selected by Barrington Partners as most comparable (the “Peer Group”) and (ii) funds in the Fund’s Morningstar category – U.S. Fund Nontraditional Bond (the “Category Peer Group”). The Board noted that although the Peer Group is comprised of similar interest rate hedged products, half of which are also actively managed, none of the peer funds are tied to a specific year’s interest rate, like the Fund. Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be the Fund’s most direct competitors (the “Selected Peer Group”) and provided the Selected Peer Group’s performance results. The funds included by the Adviser in the Selected Peer Group include a mix of index-based and actively managed funds selected for their interest rate hedging strategies.
The Board noted that for the one-year period ended June 30, 2024, the Fund outperformed the median return of its Category Peer Group but underperformed the median return of its Peer Group. The Board also considered that the Fund performed within the range of funds included in its Selected Peer Group for the one-year period. In addition, the Board noted that the Fund commenced operations on February 2, 2023, and thus had been operating for less than two years as of the date of the Meeting, which was a relatively short period of time over which to evaluate the Fund’s performance and draw meaningful conclusions about its management.
Cost of Services Provided and Economies of Scale. The Board then reviewed the Fund’s fees and expenses. The Board took into consideration that the Adviser had charged, and would continue to charge, a “unified fee,” meaning the Fund pays no expenses other than the advisory fee and, if applicable, certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses, and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b1) Plan. The Board noted that the Adviser had been and would continue to be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of the Adviser’s own fee and resources.
The Board noted that the Fund’s net expense ratio was equal to its unified fee (described above). The Board compared the Fund’s net expense ratio to those of its Peer Group and Category Peer Group, as shown in the Barrington Report, as well as its Selected Peer Group. The Board noted that the Fund had a lower net expense ratio than the median net expense ratio of its Category Peer Group, but the Fund’s net expense ratio was higher than the median net expense ratio of its Category Peer Group. In addition, the Board noted that the Fund’s net expense ratio was the highest net expense ratio among the funds in its Selected Peer Group.
The Board then considered the Adviser’s financial resources and information regarding the Adviser’s ability to support its management of the Fund and obligations under the unified fee arrangement, noting that the Adviser had provided its financial statements for the Board’s review. The Board also evaluated the compensation and benefits received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund at various actual and projected Fund asset levels.
The Board also considered the Fund’s expenses and advisory fee structure in light of its potential economies of scale. The Board noted that the Fund’s unitary fee structure did not contain any management fee breakpoint reductions as Fund assets grow. The Board concluded, however, that the Fund’s unitary fee structure reflects a sharing of economies of scale between the Adviser and the Fund at current asset levels. The Board also noted its intention to monitor fees as the Fund grows in size and assess whether advisory fee breakpoints may be warranted in the future should the Adviser realize economies of scale in its management of the Fund.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

20

Vest ETFs
Additional Information (Unaudited)
1. Federal Tax Information
For the fiscal period ended October 31, 2024, certain dividends paid by the Funds may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vest 10 Year Interest Rate Hedge ETF	0.00%
Vest 2 Year Interest Rate Hedge ETF	0.00%

For corporate shareholders, the percentage of ordinary income distributions that qualified for the corporate dividend received deduction for the fiscal period ended October 31, 2024 was as follows:

Vest 10 Year Interest Rate Hedge ETF	0.00%
Vest 2 Year Interest Rate Hedge ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Funds were as follows:

Vest 10 Year Interest Rate Hedge ETF	85.66%
Vest 2 Year Interest Rate Hedge ETF	0.00%

2. INFORMATION ABOUT PORTFOLIO HOLDINGS
The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or the Funds’ website at https://www.vestfin.com/etfs. The Funds’ portfolio holdings are posted on their website at https://www.vestfin.com/etfs daily.
3. INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at https://www.vestfin.com/etfs.
When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 will be available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.
4. FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available, without charge, on the Funds’ website at https://www.vestfin.com/etfs.

21

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/08/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	1/08/2025

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	1/08/2025

* Print the name and title of each signing officer under his or her signature.